Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories [Abstract]
Finished goods	$ 4,926,130	$ 6,146,499
Impairment provision	(476,998)	(360,883)
Inventories, net	$ 4,449,132	$ 5,785,616